UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04809

LIBERTY ALL-STAR EQUITY FUND

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Tané T. Tyler, Esq.

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: January 1 – March 31, 2012

Item 1 – Schedule of Investments.

Liberty All-Star® Equity Fund	Schedule of Investments

	SHARES	MARKET VALUE
COMMON STOCKS (98.12%)
CONSUMER DISCRETIONARY (10.89%)
Auto Components (1.31%)
Johnson Controls, Inc.	230,082	$7,473,063
Magna International, Inc.	127,175	6,071,335

		13,544,398

Diversified Consumer Services (0.36%)
Apollo Group, Inc., Class A(a)	96,550	3,730,692

Hotels, Restaurants & Leisure (1.36%)
Carnival Corp.	273,825	8,784,306
Marriott International, Inc., Class A	75,401	2,853,928
Orient-Express Hotels Ltd., Class A(a)	236,091	2,408,128

		14,046,362

Household Durables (1.79%)
KB Home	303,710	2,703,019
NVR, Inc.(a)	11,955	8,683,275
Toll Brothers, Inc.(a)	294,001	7,053,084

		18,439,378

Internet & Catalog Retail (1.30%)
Amazon.com, Inc.(a)	27,480	5,564,975
priceline.com, Inc.(a)	10,975	7,874,562

		13,439,537

Media (1.06%)
Omnicom Group, Inc.	123,450	6,252,743
The Walt Disney Co.	106,907	4,680,388

		10,933,131

Multi-Line Retail (0.46%)
Dollar General Corp.(a)	81,857	3,781,793
J.C. Penney Co., Inc.	26,955	955,016

		4,736,809

Specialty Retail (2.22%)
Dick’s Sporting Goods, Inc.	60,126	2,890,858
Ross Stores, Inc.	30,262	1,758,222
Staples, Inc.	897,825	14,526,809
Tiffany & Co.	17,407	1,203,346
The TJX Cos., Inc.	63,506	2,521,823

		22,901,058

Textiles, Apparel & Luxury Goods (1.03%)
Burberry Group PLC(b)	85,711	4,108,985
Coach, Inc.	20,410	1,577,285
VF Corp.	33,769	4,929,599

		10,615,869

CONSUMER STAPLES (6.12%)
Beverages (1.64%)
The Coca-Cola Company	31,000	$2,294,310
Diageo PLC(b)	64,681	6,241,717
Molson Coors Brewing Co., Class B	137,750	6,233,187
PepsiCo, Inc.	33,000	2,189,550

		16,958,764

Food & Staples Retailing (1.32%)
Costco Wholesale Corp.	50,200	4,558,160
CVS Caremark Corp.	80,000	3,584,000
Walgreen Co.	162,000	5,425,380

		13,567,540

Food Products (1.53%)
Archer-Daniels-Midland Co.	160,000	5,065,600
General Mills, Inc.	107,120	4,225,884
Mead Johnson Nutrition Co.	78,900	6,507,672

		15,799,156

Household Products (0.51%)
The Procter & Gamble Co.	78,000	5,242,380

Personal Products (0.69%)
Avon Products, Inc.	210,668	4,078,533
The Estee Lauder Cos., Inc., Class A	49,009	3,035,617

		7,114,150

Tobacco (0.43%)
British American Tobacco PLC(b)	44,208	4,474,734

ENERGY (13.79%)
Energy Equipment & Services (3.01%)
FMC Technologies, Inc.(a)	112,920	5,693,427
Oceaneering International, Inc.	109,800	5,917,122
Schlumberger Ltd.	130,384	9,117,753
Tidewater, Inc.	135,000	7,292,700
Weatherford International Ltd.(a)	200,845	3,030,751

		31,051,753

Oil, Gas & Consumable Fuels (10.78%)
Anadarko Petroleum Corp.	29,771	2,332,260
Arch Coal, Inc.	720,055	7,711,789
BP PLC(b)	229,792	10,340,640
Chesapeake Energy Corp.	118,571	2,747,290
Chevron Corp.	63,000	6,756,120
Cobalt International Energy, Inc.(a)	234,788	7,050,684
ConocoPhillips	107,300	8,155,873
Consol Energy, Inc.	162,870	5,553,867
Devon Energy Corp.	105,000	7,467,600
Exxon Mobil Corp.	189,382	16,425,101
Hess Corp.	60,051	3,540,006
Occidental Petroleum Corp.	78,800	7,504,124
Peabody Energy Corp.	306,630	8,880,005
Royal Dutch Shell PLC, Class A(b)	124,753	8,748,928
Valero Energy Corp.	308,550	7,951,333

		111,165,620

FINANCIALS (21.27%)
Capital Markets (4.92%)
The Charles Schwab Corp.	536,100	7,703,757
Franklin Resources, Inc.	39,125	4,852,674
The Goldman Sachs Group, Inc.	65,351	8,127,704
Invesco Ltd.	159,025	4,241,197
Morgan Stanley	352,675	6,926,537
State Street Corp.	295,175	13,430,462
UBS AG(a)	389,825	5,465,346

		50,747,677

Commercial Banks (5.26%)
BB&T Corp.	150,000	4,708,500
Huntington Bancshares, Inc.	413,581	2,667,597
PNC Financial Services Group, Inc.	108,704	7,010,321
Regions Financial Corp.	1,008,835	6,648,223
SunTrust Banks, Inc.	520,838	12,588,654
Wells Fargo & Co.	605,390	20,668,015

		54,291,310

Consumer Finance (0.61%)
American Express Co.	108,000	6,248,880

Diversified Financial Services (3.74%)
Bank of America Corp.	344,350	3,295,430
Citigroup, Inc.	248,979	9,100,182
JPMorgan Chase & Co.	569,415	26,181,702

		38,577,314

Insurance (6.36%)
ACE Ltd.	194,720	14,253,504
The Allstate Corp.	434,595	14,306,867
American International Group, Inc.(a)	164,375	5,067,681
Aon PLC	11,048	542,015
Assured Guaranty Ltd.	274,144	4,528,859
Axis Capital Holdings Ltd.	185,950	6,167,961
Brown & Brown, Inc.	9,629	228,978
Fidelity National Financial, Inc., Class A	233,275	4,205,948
Genworth Financial, Inc., Class A(a)	218,309	1,816,331
MetLife, Inc.	257,725	9,626,029
RenaissanceRe Holdings Ltd.	64,330	4,871,711

		65,615,884

Real Estate Investment Trusts (0.38%)
Sunstone Hotel Investors, Inc.(a)	408,063	3,974,534

HEALTH CARE (7.81%)
Biotechnology (0.49%)
Gilead Sciences, Inc.(a)	103,649	5,063,254

Health Care Equipment & Supplies (2.45%)
Intuitive Surgical, Inc.(a)	7,500	4,063,125
NuVasive, Inc.(a)	154,007	2,593,478
St. Jude Medical, Inc.	158,000	7,000,980
Varian Medical Systems, Inc.(a)	54,900	3,785,904
Zimmer Holdings, Inc.	122,000	7,842,160

		25,285,647

Health Care Providers & Services (1.30%)
Brookdale Senior Living, Inc.(a)	322,517	6,037,518
Express Scripts, Inc.(a)	38,975	2,111,666
Medco Health Solutions, Inc.(a)	32,325	2,272,447
WellPoint, Inc.	39,584	2,921,299

		13,342,930

Health Care Technology (0.78%)
Cerner Corp.(a)	105,664	8,047,370

Life Sciences Tools & Services (0.58%)
Life Technologies Corp.(a)	122,000	5,956,040

Pharmaceuticals (2.21%)
Abbott Laboratories	143,130	8,772,438
Allergan, Inc.	77,900	7,433,997
Johnson & Johnson	39,000	2,572,440
Teva Pharmaceutical Industries Ltd.(b)	90,000	4,055,400

		22,834,275

INDUSTRIALS (7.74%)
Aerospace & Defense (2.99%)
The Boeing Co.	60,540	4,502,360
General Dynamics Corp.	44,060	3,233,123
Huntington Ingalls Industries, Inc.(a)	21,862	879,727
L-3 Communications Holdings, Inc.	93,425	6,611,687
Northrop Grumman Corp.	117,100	7,152,468
Precision Castparts Corp.	37,000	6,397,300
Textron, Inc.	73,063	2,033,343

		30,810,008

Air Freight & Logistics (1.11%)
C.H. Robinson Worldwide, Inc.	101,345	6,637,084
Expeditors International of Washington, Inc.	104,490	4,859,830

		11,496,914

Building Products (0.56%)
Fortune Brands Home & Security, Inc.(a)	62,075	1,369,995
Masco Corp.	325,475	4,351,601

		5,721,596

Construction & Engineering (0.51%)
Fluor Corp.	87,651	5,262,566

Electrical Equipment (0.70%)
Cooper Industries PLC	40,343	2,579,935
Rockwell Automation, Inc.	58,566	4,667,710

		7,247,645

Machinery (0.95%)
Joy Global, Inc.	44,551	3,274,498
Navistar International Corp.(a)	143,731	5,813,919
Rexnord Corp.(a)	34,630	730,693

		9,819,110

Road & Rail (0.44%)
CSX Corp.	212,655	4,576,336

Trading Companies & Distributors (0.31%)
Fastenal Co.	59,097	3,197,148

Transportation Infrastructure (0.17%)
Aegean Marine Petroleum Network, Inc.	251,080	1,734,963

INFORMATION TECHNOLOGY (24.61%)
Communications Equipment (4.62%)
Acme Packet, Inc.(a)	153,609	4,227,320
Cisco Systems, Inc.	770,342	16,292,733
Harris Corp.	135,000	6,085,800
QUALCOMM, Inc.	309,885	21,078,378

		47,684,231

Computers & Peripherals (6.10%)
Apple, Inc.(a)	61,650	36,957,325
Dell, Inc.(a)	940,670	15,615,122
Hewlett-Packard Co.	432,825	10,314,220

		62,886,667

Electronic Equipment & Instruments (2.21%)
Avnet, Inc.(a)	119,935	4,364,434
Corning, Inc.	475,000	6,688,000
TE Connectivity Ltd.	319,325	11,735,194

		22,787,628

Internet Software & Services (4.06%)
Baidu, Inc.(a)(b)	52,808	7,697,822
eBay, Inc.(a)	219,494	8,097,134
Google, Inc., Class A(a)	27,590	17,691,812
Monster Worldwide, Inc.(a)	442,000	4,309,500
OpenTable, Inc.(a)	102,058	4,130,287

		41,926,555

IT Services (2.99%)
Cognizant Technology Solutions Corp., Class A(a)	81,500	6,271,425
Computer Sciences Corp.	180,900	5,416,146
Visa, Inc., Class A	86,579	10,216,322
The Western Union Co.	510,132	8,978,323

		30,882,216

Semiconductors & Semiconductor Equipment (0.94%)
ARM Holdings PLC(b)	167,000	4,724,430
MEMC Electronic Materials, Inc.(a)	477,380	1,723,342
Texas Instruments, Inc.	95,929	3,224,174

		9,671,946

Software (3.69%)
CA, Inc.	150,400	4,145,024
Citrix Systems, Inc.(a)	26,938	2,125,678
Microsoft Corp.	384,600	12,403,350
Salesforce.com, Inc.(a)	83,503	12,902,048
VMware, Inc., Class A(a)	57,700	6,483,749

		38,059,849

MATERIALS (2.96%)
Chemicals (1.81%)
LyondellBasell Industries N.V.	7,500	327,375
The Mosaic Co.	99,037	5,475,756
PPG Industries, Inc.	63,050	6,040,190
Praxair, Inc.	59,600	6,832,544

		18,675,865

Metals & Mining (1.15%)
Alcoa, Inc.	407,000	4,078,140
Freeport-McMoRan Copper & Gold, Inc.	101,406	3,857,484
Silver Wheaton Corp.	119,200	3,957,440

		11,893,064

TELECOMMUNICATION SERVICES (1.48%)
Wireless Telecommunication Services (1.48%)
American Tower Corp., Class A	157,360	9,916,827
Vodafone Group PLC(b)	193,000	5,340,310

		15,257,137

UTILITIES (1.45%)
Electric Utilities (0.93%)
Entergy Corp.	102,700	6,901,440
FirstEnergy Corp.	57,869	2,638,248

		9,539,688

Gas Utilities (0.23%)
EQT Corp.	50,041	2,412,476

Independent Power Producers & Energy Traders (0.29%)
GenOn Energy, Inc.(a)	1,440,250	2,995,720

TOTAL COMMON STOCKS
(COST OF $945,597,775)		1,012,285,774

	PAR VALUE
SHORT TERM INVESTMENT (1.99%)
REPURCHASE AGREEMENT (1.99%)
Repurchase agreement with State Street Bank & Trust Co., dated 03/31/12, due 04/02/12 at 0.01%, collateralized by Fannie Mae 3.07% 01/01/42, market value of $20,992,161 (Repurchase proceeds of $20,567,017) (COST OF $20,567,000)	$20,567,000	20,567,000

TOTAL INVESTMENTS (100.11%)
(COST OF $966,164,775)(c)		1,032,852,774
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.11%)		(1,121,447)

NET ASSETS (100.00%)		$1,031,731,327

NET ASSET VALUE PER SHARE
(182,678,079 SHARES OUTSTANDING)		$5.65

(a) Non-income producing security.

(b) American Depositary Receipt.

(c) Cost of investments for federal income tax purposes is $975,894,078

Gross unrealized appreciation and depreciation at March 31, 2012 based on cost of investments for federal income tax purposes is as follows:

Gross unrealized appreciation	$168,831,605
Gross unrealized depreciation	(111,872,909)
Net unrealized appreciation	$56,958,696

Security Valuation

Equity securities including common stocks and exchange traded funds are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) exchange, which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees (the “Board”). The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing in more than 60 days for which market quotations are readily available are valued at current market value. Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Board.

Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers. For the period ended March 31, 2012, the Fund only held American Depository Receipts and did not hold any securities denominated in foreign currencies.

Security Transactions

Security transactions are recorded on trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund engages in repurchase agreement transactions with institutions that the Fund’s investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premiums and discounts are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Once the REIT reports annually the tax character of its distributions, the Fund revises its estimates. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period.

When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012. The Fund recognizes transfers between the levels as of the beginning of the annual period in which the transfer occurred.

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,012,285,774	$–	$–	1,012,285,774
Short Term Investment	–	20,567,000	–	20,567,000

Total	$1,012,285,774	$20,567,000	$–	$1,032,852,774

*See Schedule of Investments for industry classifications

For the period ended March 31, 2012, the Fund did not have any significant transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Trustees and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Item 2 - Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIBERTY ALL-STAR EQUITY FUND

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	May 29, 2012

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	May 29, 2012